Note 15 - Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at March 31, 2019	As at March 31, 2018
Commodity suppliers' payables	$189,554	$176,831
Accrued liabilities	112,039	135,733
Green provisions	151,992	152,542
Sales tax payable	22,969	15,794
Trade accounts payable	184,257	45,887
Payable for former JV partner	22,625	26,375
Accrued gas payable	12,937	18,624
Other payables	17,737	18,232
	$714,110	$590,018